MoA Clear Passage 2050 Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	63 Months Ended	65 Months Ended	90 Months Ended	111 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (Index reflects no deduction for fees and expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	16.20%	16.19%	14.91%	15.17%	14.82%
Bloomberg US Aggregate Bond Index (Index reflects no deduction for fees and expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)		(0.35%)	2.09%	1.55%	2.01%
FTSE 3-month Treasury Bill Index (Index reflects no deduction for fees and expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.40%	3.31%		3.06%	2.72%	2.39%	2.23%
MoA Clear Passage 2050 Fund
Prospectus [Line Items]
Average Annual Return, Percent	17.82%	10.69%					10.95%
MoA Clear Passage 2050 Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.30%	8.31%					8.95%
MoA Clear Passage 2050 Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.16%	7.83%					8.30%